Other Liabilities ans Accruals - Summary of Short-term and Payable Within 1 Year (Detail) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of accruals and other payables [abstract]
Accrued auditor's fee	€ 90	€ 96
Personnel	315	446
R&D costs	8,777	5,272
IP - Legal fee	128	509
Bonuses	940	1,545
Subsidy advance received	145	224
Other accruals	465	535
Total	€ 10,860	€ 8,627